Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	3.14
Maximum Aggregate Offering Price	$ 23,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,252.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), SOLOWIN HOLDINGS (the “Registrant”) is also registering an indeterminate number of additional class A ordinary shares, nominal value $0.0001per share, of the Registrant (“Class A Ordinary Shares”) that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

Represents 7,500,000 Class A Ordinary Shares registered for resale by the Selling Shareholders.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is calculated as the product of 7,500,000 Class A Ordinary Shares and $3.14, which is the average of the high and low trading prices of the Class A Ordinary Shares on Nasdaq Capital Market, as of October 10, 2025.